Financial Assets and Financial Liabilities - Summary of Outstanding Balances of Principal Amount of Short-Term and Long-Term Debt by Denominated Currencies and Major Banks (Detail)
₽ in Millions, $ in Millions
	Dec. 31, 2017 RUB (₽)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	₽ 397,900		₽ 407,215
Russia, rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	270,360		276,748
U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	102,040		107,499
Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	25,500		22,968
Gazprombank [member] | Russia, rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	148,238		153,614
VTB [member] | Russia, rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	72,570		71,711
VTB [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	6,172
VTB [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	3,334		3,214
Sberbank [member] | Russia, rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	26,459		31,106
Sberbank [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	14,626	$ 253,927	21,811	$ 359,587
Bonds [member] | Russia, rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	14,459		14,365
Uralsib [member] | Russia, rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	2,214		3,116
Eurasian Development Bank [member] | Russia, rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	517		1,227
Raiffeisen Bank [member] | Russia, rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	139		490
Raiffeisen Bank [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	411		381
Other banks [member] | Russia, rubles [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	5,764		1,119
Other banks [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	333		351
Other banks [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	3,099		2,457
Pre-export facility [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	57,829		60,898
VEB [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	10,090		10,147
BNP [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	8,894		9,251
BNP [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	13,504		9,460
MCB [member] | U.S. dollars [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	4,096		5,041
UniCredit Bank [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	2,970		2,723
ING [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	2,182		1,997
BNL [member] | Euro [member]
Disclosure of detailed information about borrowings [line items]
Total short-term and long-term debt	₽ 0		₽ 2,736